DERIVATIVE CONTRACTS - fair value of the warrant liability (Details)	Dec. 31, 2025 $ / $	Feb. 28, 2025 $ / $
Volume weighted average price
DERIVATIVE CONTRACTS
Warrants and Rights Outstanding	18.5	10.13
Exercise price
DERIVATIVE CONTRACTS
Warrants and Rights Outstanding	11.5	11.5
Implied volatility
DERIVATIVE CONTRACTS
Warrants and Rights Outstanding	45	37.3
Risk-free interest rate
DERIVATIVE CONTRACTS
Warrants and Rights Outstanding	2.9	4
Term to maturity (years)
DERIVATIVE CONTRACTS
Warrants and Rights Outstanding	4.2	5